INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current
Borrowings	$ 107,891,810	$ 71,301,468
Corporate bonds	37,965,183	12,845,934
Non-current
Borrowings	68,059,470	74,177,169
Corporate bonds	50,055,578	61,264,268
Amortized cost
Current
Corporate bonds	37,965,183	12,845,934
Non-current
Corporate bonds	50,055,578	61,264,268
Fair value
Current
Corporate bonds	36,917,341	12,467,941
Non-current
Corporate bonds	47,428,892	56,550,746
Bank borrowings
Current
Borrowings	59,136,406	48,305,535
Non-current
Borrowings	15,003,892	9,912,901
Bank borrowings | Amortized cost
Current
Borrowings	59,136,406	48,305,535
Non-current
Borrowings	15,003,892	9,912,901
Bank borrowings | Fair value
Current
Borrowings	58,601,927	46,589,131
Non-current
Borrowings	$ 14,632,021	$ 9,344,755